Segment Information (Tables)	6 Months Ended
Jun. 30, 2026
Segment Information [Abstract]
Schedule of Segment Information

Following the Tupperware Acquisition, management identifies Betterware, Jafra and Tupperware as reportable operating segments. Segment performance is evaluated using EBITDA, defined as net income before depreciation and amortization, net financing costs and income taxes. Tupperware results are included from June 2, 2026.

Segment information	3M 2026	3M 2025	6M 2026	6M 2025
Betterware - revenue	1,511,485	1,458,593	2,951,443	2,861,658
Jafra - revenue	2,198,892	2,104,050	4,268,636	4,200,136
Tupperware - revenue	450,974	—	450,974	—
Consolidated revenue	4,161,352	3,562,643	7,671,054	7,061,794
Betterware - EBITDA	295,023	290,745	590,301	552,238
Jafra - EBITDA	361,931	388,067	676,566	661,839
Tupperware - EBITDA	123,485	—	123,485	—
Segment EBITDA	780,439	678,812	1,390,352	1,214,077
Depreciation and amortization	(99,153)	(96,594)	(189,864)	(197,954)
Financing cost, net	(118,383)	(148,859)	(218,531)	(303,053)
Income before income taxes	562,903	433,359	981,957	713,070